Distribution Date:	10/17/22	WFRBS Commercial Mortgage Trust 2014-C24
Determination Date:	10/11/22
Next Distribution Date:	11/18/22
Record Date:	09/30/22	Commercial Mortgage Pass-Through Certificates
Series 2014-C24

Table of Contents
Section	Pages	Role	Party and Contact Information	Contacts
Certificate Distribution Detail	2-3	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	4		Anthony Sfarra	(212) 214-5613	Anthony.Sfarra@wellsfargo.com
Certificate Interest Reconciliation Detail	5		375 Park Avenue, 2nd Floor, J0127-023 | New York, NY 10152 | United States
		Master Servicer	Wells Fargo Bank, National Association
Exchangeable Certificate Detail	6
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Additional Information	7
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Cash Flows	8	Trust Advisor	Pentalpha Surveillance LLC
Bond / Collateral Reconciliation - Balances	9		Don Simon	(203) 660-6100
Current Mortgage Loan and Property Stratification	10-14		PO Box 4839 | Greenwich, CT 06831 | United States
Mortgage Loan Detail (Part 1)	15-17	Special Servicer	Rialto Capital Advisors, LLC
Mortgage Loan Detail (Part 2)	18-20		General	(305) 229-6465
Principal Prepayment Detail	21		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Historical Detail	22	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	23		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	24				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	25
		Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 2	26		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Modified Loan Detail	27		1100 North Market Street | Wilmington, DE 19890 | United States
Historical Liquidated Loan Detail	28
Historical Bond / Collateral Loss Reconciliation Detail	29
Interest Shortfall Detail - Collateral Level	30
Supplemental Notes	31

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 31

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	92939KAA6	1.390000%	34,202,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	92939KAB4	2.863000%	55,254,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	92939KAC2	3.428000%	86,298,000.00	32,722,358.34	0.00	93,476.87	0.00	0.00	93,476.87	32,722,358.34	30.30%	30.00%
A-4	92939KAD0	3.343000%	240,000,000.00	240,000,000.00	0.00	668,600.00	0.00	0.00	668,600.00	240,000,000.00	30.30%	30.00%
A-5	92939KAE8	3.607000%	286,297,000.00	286,297,000.00	0.00	860,561.07	0.00	0.00	860,561.07	286,297,000.00	30.30%	30.00%
A-SB	92939KAF5	3.324000%	59,202,000.00	23,673,981.14	993,184.54	65,576.93	0.00	0.00	1,058,761.47	22,680,796.60	30.30%	30.00%
A-S	92939KAG3	3.931000%	99,234,000.00	99,234,000.00	0.00	325,074.04	0.00	0.00	325,074.04	99,234,000.00	18.41%	20.88%
B	92939KBR8	4.204000%	44,860,000.00	44,860,000.00	0.00	157,159.53	0.00	0.00	157,159.53	44,860,000.00	13.03%	16.75%
C	92939KAK4	4.290000%	32,625,000.00	32,625,000.00	0.00	116,634.38	0.00	0.00	116,634.38	32,625,000.00	9.12%	13.75%
D	92939KAT5	3.692000%	72,047,000.00	72,047,000.00	0.00	202,983.12	0.00	0.00	202,983.12	72,047,000.00	0.49%	7.13%
E	92939KAV0	3.016000%	25,829,000.00	4,076,560.09	0.00	0.00	0.00	0.00	0.00	4,076,560.09	0.00%	4.75%
F	92939KAX6	3.016000%	10,875,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	3.75%
G	92939KAZ1	3.016000%	40,781,577.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	92939KBB3	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
V	92939KBD9	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
SJ-A	92939KBF4	3.791550%	34,400,000.00	34,400,000.00	0.00	108,691.10	0.00	0.00	108,691.10	34,400,000.00	0.00%	0.00%
SJ-B	92939KBK3	3.791550%	28,400,000.00	28,400,000.00	0.00	89,733.35	0.00	0.00	89,733.35	28,400,000.00	0.00%	0.00%
SJ-C	92939KBM9	3.791550%	30,400,000.00	30,400,000.00	0.00	96,052.60	0.00	0.00	96,052.60	30,400,000.00	0.00%	0.00%
SJ-D	92939KBP2	3.791550%	53,300,000.00	53,300,000.00	0.00	168,408.01	0.00	0.00	168,408.01	53,300,000.00	0.00%	0.00%
Regular SubTotal			1,234,004,579.00	982,035,899.57	993,184.54	2,952,951.00	0.00	0.00	3,946,135.54	981,042,715.03

X-A	92939KAH1	0.841164%	860,487,000.00	681,927,339.48	0.00	478,010.48	0.00	0.00	478,010.48	680,934,154.94
X-B	92939KAJ7	0.407912%	149,532,000.00	149,532,000.00	0.00	50,829.87	0.00	0.00	50,829.87	149,532,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 31

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance Support¹			Support¹

X-C	92939KAM0	1.367985%	25,829,000.00	4,076,560.09	0.00	4,647.23	0.00	0.00	4,647.23	4,076,560.09
X-D	92939KAP3	4.383985%	10,875,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-E	92939KAR9	4.383985%	40,781,577.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Notional SubTotal			1,087,504,577.00	835,535,899.57	0.00	533,487.58	0.00	0.00	533,487.58	834,542,715.03

Deal Distribution Total					993,184.54	3,486,438.58	0.00	0.00	4,479,623.12

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

The balances of the Class A-S, Class B, Class C certificates represent the balance of their respective Regular Interest, as detailed in the Pooling and Servicing Agreement. A portion of these classes may be exchanged and held in Class PEX. For details on the current status and

	payments of Class PEX, see page 5.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 31

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	92939KAA6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	92939KAB4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	92939KAC2	379.17864076	0.00000000	1.08318698	0.00000000	0.00000000	0.00000000	0.00000000	1.08318698	379.17864076
A-4	92939KAD0	1,000.00000000	0.00000000	2.78583333	0.00000000	0.00000000	0.00000000	0.00000000	2.78583333	1,000.00000000
A-5	92939KAE8	1,000.00000000	0.00000000	3.00583335	0.00000000	0.00000000	0.00000000	0.00000000	3.00583335	1,000.00000000
A-SB	92939KAF5	399.88482045	16.77619911	1.10768099	0.00000000	0.00000000	0.00000000	0.00000000	17.88388011	383.10862133
A-S	92939KAG3	1,000.00000000	0.00000000	3.27583328	0.00000000	0.00000000	0.00000000	0.00000000	3.27583328	1,000.00000000
B	92939KBR8	1,000.00000000	0.00000000	3.50333326	0.00000000	0.00000000	0.00000000	0.00000000	3.50333326	1,000.00000000
C	92939KAK4	1,000.00000000	0.00000000	3.57500015	0.00000000	0.00000000	0.00000000	0.00000000	3.57500015	1,000.00000000
D	92939KAT5	1,000.00000000	0.00000000	2.81737088	0.25929588	5.22068067	0.00000000	0.00000000	2.81737088	1,000.00000000
E	92939KAV0	157.82880057	0.00000000	0.00000000	0.39667622	7.48442023	0.00000000	0.00000000	0.00000000	157.82880057
F	92939KAX6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
G	92939KAZ1	0.00000000	0.00000000	0.00000000	0.00000000	28.97299901	0.00000000	0.00000000	0.00000000	0.00000000
R	92939KBB3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V	92939KBD9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
SJ-A	92939KBF4	1,000.00000000	0.00000000	3.15962500	0.00000000	0.00000000	0.00000000	0.00000000	3.15962500	1,000.00000000
SJ-B	92939KBK3	1,000.00000000	0.00000000	3.15962500	0.00000000	0.00000000	0.00000000	0.00000000	3.15962500	1,000.00000000
SJ-C	92939KBM9	1,000.00000000	0.00000000	3.15962500	0.00000000	0.00000000	0.00000000	0.00000000	3.15962500	1,000.00000000
SJ-D	92939KBP2	1,000.00000000	0.00000000	3.15962495	0.00000000	0.00893471	0.00000000	0.00000000	3.15962495	1,000.00000000

Notional Certificates
X-A	92939KAH1	792.48999634	0.00000000	0.55551156	0.00000000	0.00000000	0.00000000	0.00000000	0.55551156	791.33578420
X-B	92939KAJ7	1,000.00000000	0.00000000	0.33992637	0.00000000	0.00000000	0.00000000	0.00000000	0.33992637	1,000.00000000
X-C	92939KAM0	157.82880057	0.00000000	0.17992295	0.00000000	0.00000000	0.00000000	0.00000000	0.17992295	157.82880057
X-D	92939KAP3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-E	92939KAR9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 31

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	09/01/22 - 09/30/22	30	0.00	93,476.87	0.00	93,476.87	0.00	0.00	0.00	93,476.87	0.00
A-4	09/01/22 - 09/30/22	30	0.00	668,600.00	0.00	668,600.00	0.00	0.00	0.00	668,600.00	0.00
A-5	09/01/22 - 09/30/22	30	0.00	860,561.07	0.00	860,561.07	0.00	0.00	0.00	860,561.07	0.00
A-SB	09/01/22 - 09/30/22	30	0.00	65,576.93	0.00	65,576.93	0.00	0.00	0.00	65,576.93	0.00
X-A	09/01/22 - 09/30/22	30	0.00	478,010.48	0.00	478,010.48	0.00	0.00	0.00	478,010.48	0.00
X-B	09/01/22 - 09/30/22	30	0.00	50,829.87	0.00	50,829.87	0.00	0.00	0.00	50,829.87	0.00
X-C	09/01/22 - 09/30/22	30	0.00	4,647.23	0.00	4,647.23	0.00	0.00	0.00	4,647.23	0.00
X-D	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-E	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S	09/01/22 - 09/30/22	30	0.00	325,074.04	0.00	325,074.04	0.00	0.00	0.00	325,074.04	0.00
B	09/01/22 - 09/30/22	30	0.00	157,159.53	0.00	157,159.53	0.00	0.00	0.00	157,159.53	0.00
C	09/01/22 - 09/30/22	30	0.00	116,634.38	0.00	116,634.38	0.00	0.00	0.00	116,634.38	0.00
D	09/01/22 - 09/30/22	30	357,452.89	221,664.60	0.00	221,664.60	18,681.49	0.00	0.00	202,983.12	376,134.38
E	09/01/22 - 09/30/22	30	183,069.34	10,245.75	0.00	10,245.75	10,245.75	0.00	0.00	0.00	193,315.09
F	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
G	N/A	N/A	1,181,564.59	0.00	0.00	0.00	0.00	0.00	0.00	0.00	1,181,564.59
V	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
SJ-A	09/01/22 - 09/30/22	30	0.00	108,691.10	0.00	108,691.10	0.00	0.00	0.00	108,691.10	0.00
SJ-B	09/01/22 - 09/30/22	30	0.00	89,733.35	0.00	89,733.35	0.00	0.00	0.00	89,733.35	0.00
SJ-C	09/01/22 - 09/30/22	30	0.00	96,052.60	0.00	96,052.60	0.00	0.00	0.00	96,052.60	0.00
SJ-D	09/01/22 - 09/30/22	30	476.22	168,408.01	0.00	168,408.01	0.00	0.00	0.00	168,408.01	476.22
Totals			1,722,563.04	3,515,365.81	0.00	3,515,365.81	28,927.24	0.00	0.00	3,486,438.58	1,751,490.28

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 31

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	92939KAG3	3.931000%	99,234,000.00	99,234,000.00	0.00	325,074.04	0.00	0.00	325,074.04	99,234,000.00
A-S (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	92939KBR8	4.204000%	44,860,000.00	44,860,000.00	0.00	157,159.53	0.00	0.00	157,159.53	44,860,000.00
B (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	92939KAK4	4.290000%	32,625,000.00	32,625,000.00	0.00	116,634.38	0.00	0.00	116,634.38	32,625,000.00
C (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			176,719,000.03	176,719,000.00	0.00	598,867.95	0.00	0.00	598,867.95	176,719,000.00

Exchangeable Certificate Details
PEX	92939KAL2	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 31

	Additional Information
Total Available Distribution Amount (1)	4,479,623.12
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 31

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,541,205.67	Master Servicing Fee	20,061.30
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	3,227.13
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	409.18
ARD Interest	0.00	Trust Advisor Fee	1,932.31
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,541,205.67	Total Fees	25,839.92

Principal		Expenses/Reimbursements
Scheduled Principal	993,184.54	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	14,988.92
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	10,774.93
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	3,163.39
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	993,184.54	Total Expenses/Reimbursements	28,927.24

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,486,438.58
Excess Liquidation Proceeds	0.00	Principal Distribution	993,184.54
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,479,623.12
Total Funds Collected	4,534,390.21	Total Funds Distributed	4,534,390.28

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 31

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	835,535,899.57	835,535,899.57	Beginning Certificate Balance	982,035,899.57
(-) Scheduled Principal Collections	993,184.54	993,184.54	(-) Principal Distributions	993,184.54
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	834,542,715.03	834,542,715.03	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	836,373,255.14	836,373,255.14	Ending Certificate Balance	981,042,715.03
Ending Actual Collateral Balance	835,404,798.04	835,404,798.04

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	0.00%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 31

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	20	124,376,256.24	14.90%	24	4.6613	NAP	Defeased	20	124,376,256.24	14.90%	24	4.6613	NAP
2,000,000 or less	5	8,339,497.49	1.00%	24	4.6742	2.890833	1.30 or less	13	196,758,536.14	23.58%	24	4.5619	0.765629
2,000,001 to 3,000,000	2	4,940,844.85	0.59%	24	4.7097	1.718205	1.31 to 1.40	1	8,232,504.06	0.99%	24	4.2900	1.391200
3,000,001 to 4,000,000	5	17,504,032.35	2.10%	24	4.5820	2.954671	1.41 to 1.50	1	2,535,386.91	0.30%	24	4.7000	1.451800
4,000,001 to 5,000,000	3	14,508,986.52	1.74%	25	4.6534	2.119075	1.51 to 1.60	3	44,901,906.98	5.38%	24	4.5996	1.585073
5,000,001 to 6,000,000	5	27,808,231.09	3.33%	24	4.4953	1.756221	1.61 to 1.70	4	23,472,245.34	2.81%	24	4.7661	1.644399
6,000,001 to 7,000,000	4	25,983,821.21	3.11%	24	4.5804	2.692468	1.71 to 1.80	2	36,017,036.34	4.32%	25	4.6169	1.767963
7,000,001 to 8,000,000	3	22,752,706.16	2.73%	24	4.5901	1.166523	1.81 to 1.90	0	0.00	0.00%	0	0.0000	0.000000
8,000,001 to 9,000,000	3	24,465,436.81	2.93%	24	4.5306	1.596949	1.91 to 2.00	2	77,405,457.94	9.28%	23	4.2908	1.957918
9,000,001 to 10,000,000	2	19,032,829.08	2.28%	24	4.4597	2.738716	2.01 to 2.25	5	45,797,707.46	5.49%	24	4.4564	2.199985
10,000,001 to 15,000,000	3	35,723,929.55	4.28%	23	4.5465	1.145946	2.26 to 2.50	3	26,121,662.98	3.13%	25	4.2936	2.321316
15,000,001 to 20,000,000	8	140,229,247.68	16.80%	24	4.5656	1.900846	2.51 to 2.75	5	76,190,446.20	9.13%	24	4.0227	2.652575
20,000,001 to 30,000,000	6	149,316,012.48	17.89%	24	4.3221	2.894693	2.76 to 3.00	0	0.00	0.00%	0	0.0000	0.000000
30,000,001 to 50,000,000	2	80,832,466.81	9.69%	23	3.8190	3.131354	3.01 to 3.50	5	33,247,248.09	3.98%	23	4.3433	3.149706
50,000,001 to 70,000,000	1	63,728,416.71	7.64%	23	4.3000	0.970300	3.51 to 4.00	4	87,967,895.02	10.54%	23	4.0289	3.764608
70,000,001 to 90,000,000	1	75,000,000.00	8.99%	23	4.2770	1.956600	4.01 or greater	5	51,518,425.33	6.17%	24	4.3179	5.102142
90,000,001 to 100,000,000	0	0.00	0.00%	0	0.0000	0.000000	Totals	73	834,542,715.03	100.00%	24	4.4161	2.088003
100,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000
Totals	73	834,542,715.03	100.00%	24	4.4161	2.088003
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 31

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	27	124,376,256.24	14.90%	24	4.6613	NAP
							Defeased	27	124,376,256.24	14.90%	24	4.6613	NAP
Arizona	2	5,208,294.55	0.62%	24	4.5730	3.154134
							Industrial	1	1,830,770.03	0.22%	24	4.7400	2.141300
California	15	178,014,422.57	21.33%	24	4.3157	2.100622
							Lodging	6	73,964,400.99	8.86%	24	4.7248	2.465304
Colorado	3	5,694,344.77	0.68%	24	4.7727	2.944523
							Mixed Use	7	49,396,918.87	5.92%	24	4.5044	1.850945
Florida	12	189,476,242.78	22.70%	24	4.2109	2.407400
							Mobile Home Park	1	8,079,266.38	0.97%	24	4.6200	1.593100
Georgia	3	10,608,003.45	1.27%	25	4.5200	0.568500
							Multi-Family	5	42,780,608.89	5.13%	24	4.5014	1.867569
Hawaii	2	6,934,204.75	0.83%	24	4.4000	3.611700
							Office	6	50,530,389.18	6.05%	24	4.4262	2.109433
Illinois	4	23,050,095.90	2.76%	24	4.6493	1.019419
							Other	3	29,709,671.66	3.56%	24	4.2853	3.523596
Louisiana	2	13,111,190.48	1.57%	24	4.5245	0.683909
							Retail	20	392,580,038.71	47.04%	24	4.2511	1.762198
Maryland	1	3,300,000.00	0.40%	24	4.3300	2.204000
							Self Storage	18	61,294,393.33	7.34%	24	4.4910	3.482812
Michigan	1	3,653,467.99	0.44%	24	4.3500	3.331400
							Totals	94	834,542,715.03	100.00%	24	4.4161	2.088003
Minnesota	1	1,830,770.03	0.22%	24	4.7400	2.141300

New Jersey	1	19,044,887.95	2.28%	24	4.5900	(0.000600)

New Mexico	1	1,573,670.58	0.19%	24	4.3500	2.583400

New York	1	75,000,000.00	8.99%	23	4.2770	1.956600

North Carolina	2	34,463,369.97	4.13%	25	4.5459	1.841876

Ohio	2	18,782,025.55	2.25%	24	4.4543	0.871586

Oregon	1	24,822,640.60	2.97%	25	4.5300	1.592600

Pennsylvania	2	27,600,000.00	3.31%	24	4.1541	5.104359

South Carolina	1	2,904,856.71	0.35%	24	4.4000	3.611700

Texas	8	48,393,969.41	5.80%	24	4.8021	1.780280

Utah	1	12,000,000.00	1.44%	21	4.7300	1.564100

Washington	1	4,700,000.00	0.56%	24	4.3300	2.204000

Totals	94	834,542,715.03	100.00%	24	4.4161	2.088003

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 31

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	20	124,376,256.24	14.90%	24	4.6613	NAP	Defeased	20	124,376,256.24	14.90%	24	4.6613	NAP
	3.750% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	3	103,500,000.00	12.40%	23	3.8190	3.279984	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	6	69,909,793.46	8.38%	24	4.1760	3.646094	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	17	295,827,671.16	35.45%	24	4.3408	2.033093	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	20	184,033,169.81	22.05%	24	4.6058	1.355773	49 months or greater	53	710,166,458.79	85.10%	24	4.3732	2.186823
	4.751% to 5.000%	4	31,942,313.38	3.83%	25	4.9087	2.091715	Totals	73	834,542,715.03	100.00%	24	4.4161	2.088003
	5.001% to 5.250%	3	24,953,510.98	2.99%	24	5.2063	1.637685
	5.251% to 5.500%	0	0.00	0.00%	0	0.0000	0.000000
	5.501% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	73	834,542,715.03	100.00%	24	4.4161	2.088003
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 31

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	20	124,376,256.24	14.90%	24	4.6613	NAP	Defeased	20	124,376,256.24	14.90%	24	4.6613	NAP
	60 months or less	53	710,166,458.79	85.10%	24	4.3732	2.186823	Interest Only	13	323,117,500.00	38.72%	23	4.1441	2.912592
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	178 months or less	0	0.00	0.00%	0	0.0000	0.000000
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	179 months to 300 months	40	387,048,958.79	46.38%	24	4.5644	1.580935
	Totals	73	834,542,715.03	100.00%	24	4.4161	2.088003	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	73	834,542,715.03	100.00%	24	4.4161	2.088003
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 31

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	20	124,376,256.24	14.90%	24	4.6613	NAP				None
Underwriter's Information		2	56,517,631.77	6.77%	23	3.8190	3.810000
	12 months or less	51	653,648,827.02	78.32%	24	4.4211	2.046476
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	73	834,542,715.03	100.00%	24	4.4161	2.088003
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 14 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	310925479	RT	Jacksonville	FL	Actual/360	3.819%	149,521.39	0.00	0.00	N/A	09/11/24	--	46,982,368.23	46,982,368.23	10/11/22
1A	310926634				Actual/360	3.819%	72,139.42	0.00	0.00	N/A	09/11/24	--	22,667,533.19	22,667,533.19	10/11/22
1B	310926635				Actual/360	3.819%	107,727.94	0.00	0.00	N/A	09/11/24	--	33,850,098.58	33,850,098.58	10/11/22
3	310924598	RT	Brooklyn	NY	Actual/360	4.277%	267,312.50	0.00	0.00	N/A	09/06/24	--	75,000,000.00	75,000,000.00	10/06/22
4	310926137	RT	Corona	CA	Actual/360	4.300%	228,781.66	117,628.35	0.00	N/A	09/11/24	--	63,846,045.06	63,728,416.71	10/11/22
5	440000436	LO	Asheville	NC	Actual/360	4.597%	106,952.53	55,498.91	0.00	N/A	11/01/24	--	27,918,868.88	27,863,369.97	10/01/22
6	310925537	RT	Various	Various	Actual/360	4.330%	108,250.00	0.00	0.00	10/11/24	10/11/34	--	30,000,000.00	30,000,000.00	10/11/22
7	416000155	OF	Atlanta	GA	Actual/360	4.820%	91,522.60	47,308.38	0.00	N/A	10/01/24	--	22,785,709.48	22,738,401.10	10/01/22
8	300571181	RT	Bend	OR	Actual/360	4.530%	93,852.16	38,858.35	0.00	N/A	11/06/24	--	24,861,498.95	24,822,640.60	10/06/22
10	310924662	SS	Various	Various	Actual/360	4.400%	80,290.30	34,884.71	0.00	N/A	10/11/24	--	21,897,353.43	21,862,468.72	10/11/22
11	300571171	98	Tinicum Township	PA	Actual/360	4.170%	76,797.50	0.00	0.00	N/A	10/06/24	--	22,100,000.00	22,100,000.00	10/06/22
12	300571172	RT	Greenwich Township	NJ	Actual/360	4.590%	72,959.34	29,450.04	0.00	N/A	10/06/24	--	19,074,337.99	19,044,887.95	09/06/22
13	300571178	RT	Orlando	FL	Actual/360	4.950%	75,503.33	30,183.13	0.00	N/A	11/06/24	--	18,303,838.69	18,273,655.56	07/06/21
14	820925158	OF	Woodland Hills	CA	Actual/360	4.200%	67,550.00	0.00	0.00	N/A	09/11/24	--	19,300,000.00	19,300,000.00	10/11/22
15	310925419	LO	Irving	TX	Actual/360	5.250%	79,732.74	25,185.96	0.00	N/A	10/11/24	--	18,224,626.84	18,199,440.88	10/11/22
16	302800016	MF	Jacksonville	FL	Actual/360	4.590%	62,402.19	30,534.32	0.00	N/A	10/05/24	--	16,314,297.61	16,283,763.29	10/05/22
18	440000437	RT	Oceanside	CA	Actual/360	4.196%	59,443.33	0.00	0.00	N/A	11/01/24	--	17,000,000.00	17,000,000.00	10/01/22
19	302800019	RT	Centerville	OH	Actual/360	4.400%	48,247.67	42,530.66	0.00	N/A	10/01/24	--	13,158,456.76	13,115,926.10	10/01/22
20	302800020	MF	Bakersfield	CA	Actual/360	4.360%	59,223.33	0.00	0.00	N/A	10/01/24	--	16,300,000.00	16,300,000.00	10/01/22
21	440000438	SS	Various	CA	Actual/360	4.335%	57,176.84	0.00	0.00	11/01/24	11/01/44	--	15,827,500.00	15,827,500.00	10/01/22
22	440000435	SS	Various	FL	Actual/360	4.670%	46,933.38	25,423.69	0.00	N/A	11/01/24	--	12,059,969.03	12,034,545.34	10/01/22
23	302800023	MU	Salt Lake City	UT	Actual/360	4.730%	47,300.00	0.00	0.00	N/A	07/01/24	--	12,000,000.00	12,000,000.00	10/01/22
24	302800024	Various Atlanta		GA	Actual/360	4.520%	40,027.38	18,733.68	0.00	N/A	11/01/24	--	10,626,737.13	10,608,003.45	10/01/22
25	310923582	LO	St. Petersburg	FL	Actual/360	4.420%	35,392.67	21,075.92	0.00	N/A	10/11/24	--	9,608,870.45	9,587,794.53	10/11/22
26	302800026	MU	Winter Park	FL	Actual/360	4.500%	35,481.94	16,816.09	0.00	N/A	10/01/24	--	9,461,850.64	9,445,034.55	10/01/22
27	302800027	MF	Topeka	KS	Actual/360	4.400%	34,959.52	15,116.57	0.00	N/A	11/01/24	--	9,534,415.88	9,519,299.31	10/01/22
28	302800028	MH	Mooresville	IN	Actual/360	4.750%	34,717.44	17,056.06	0.00	N/A	11/01/24	--	8,770,722.48	8,753,666.42	10/01/22
29	310925323	IN	Livermore	CA	Actual/360	4.300%	33,451.46	15,045.94	0.00	N/A	08/11/24	--	9,335,291.40	9,320,245.46	10/11/22

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
30	440000434	OF	Rolling Meadows	IL	Actual/360	4.685%	31,900.75	17,284.23	0.00	10/01/24	10/01/44	--	8,170,950.60	8,153,666.37	10/01/22
33	302800033	MH	Pharr	TX	Actual/360	4.620%	31,163.24	15,082.39	0.00	N/A	10/05/24	--	8,094,348.77	8,079,266.38	10/05/22
34	300571176	MF	Hayward	CA	Actual/360	5.130%	32,781.73	15,160.20	0.00	N/A	11/06/24	--	7,668,240.68	7,653,080.48	10/06/22
35	310925604	OF	Sacramento	CA	Actual/360	4.290%	29,479.02	13,375.44	0.00	N/A	10/11/24	--	8,245,879.50	8,232,504.06	10/11/22
36	302800036	LO	Des Plaines	IL	Actual/360	4.640%	28,235.56	15,542.64	0.00	N/A	10/01/24	--	7,302,300.46	7,286,757.82	10/01/22
37	300571175	MU	Palm Beach Gardens	FL	Actual/360	4.515%	29,608.26	13,028.21	0.00	N/A	11/06/24	--	7,869,304.89	7,856,276.68	10/06/22
38	410922581	RT	Metairie	LA	Actual/360	4.500%	25,194.39	21,495.54	0.00	N/A	10/11/24	--	6,718,505.15	6,697,009.61	09/11/22
39	300571173	98	Chicago	IL	Actual/360	4.620%	29,348.44	13,300.31	0.00	N/A	10/06/24	--	7,622,971.97	7,609,671.66	08/06/20
40	302800040	MF	Shreveport	LA	Actual/360	4.550%	24,372.96	13,851.58	0.00	N/A	10/01/24	--	6,428,032.40	6,414,180.82	10/01/22
41	410924793	MF	Brighton	MI	Actual/360	4.200%	22,236.69	14,439.60	0.00	N/A	09/11/24	06/11/24	6,353,340.18	6,338,900.58	10/11/22
42	302800042	LO	Cape Coral	FL	Actual/360	4.790%	25,130.56	13,125.90	0.00	N/A	10/01/24	--	6,295,756.68	6,282,630.78	10/01/22
44	540924932	OF	Blue Ash	OH	Actual/360	4.580%	21,672.12	12,185.86	0.00	N/A	10/11/24	--	5,678,285.20	5,666,099.34	09/11/22
45	440000385	RT	Chula Vista	CA	Actual/360	4.492%	24,668.57	0.00	0.00	N/A	11/01/24	--	6,590,000.00	6,590,000.00	10/01/22
46	410923377	RT	Palm Desert	CA	Actual/360	4.480%	21,515.20	10,331.15	0.00	N/A	09/11/24	--	5,763,000.97	5,752,669.82	10/11/22
47	410924585	MU	Aliso Viejo	CA	Actual/360	4.390%	19,669.59	11,841.14	0.00	N/A	10/11/24	--	5,376,652.09	5,364,810.95	10/11/22
48	300571174	OF	Hallandale	FL	Actual/360	4.930%	22,740.43	10,544.05	0.00	N/A	10/06/24	--	5,535,195.03	5,524,650.98	10/06/22
49	440000384	LO	San Luis Obispo	CA	Actual/360	4.120%	16,343.12	15,725.99	0.00	N/A	11/01/24	--	4,760,133.15	4,744,407.16	10/01/22
50	300571169	MF	Houston	TX	Actual/360	4.720%	21,854.47	8,946.09	0.00	N/A	10/06/24	--	5,556,220.71	5,547,274.62	10/06/22
51	300571170	RT	Orlando	FL	Actual/360	5.110%	21,102.83	9,880.34	0.00	N/A	10/06/24	--	4,955,655.89	4,945,775.55	10/06/22
53	302800053	SS	Allen	TX	Actual/360	4.710%	18,953.54	10,123.85	0.00	N/A	11/01/24	--	4,828,927.66	4,818,803.81	10/01/22
54	310924737	MU	McMurray	PA	Actual/360	4.090%	18,745.83	0.00	0.00	N/A	10/11/24	--	5,500,000.00	5,500,000.00	10/11/22
55	300571162	MF	Great Falls	MT	Actual/360	4.650%	20,305.75	8,054.27	0.00	N/A	06/06/24	--	5,240,194.70	5,232,140.43	10/06/22
56	310925001	RT	Jackson	TN	Actual/360	4.520%	16,277.87	13,798.42	0.00	N/A	10/11/24	07/11/24	4,321,557.75	4,307,759.33	10/11/22
58	302800058	SS	Various	Various	Actual/360	4.950%	18,071.92	8,883.46	0.00	N/A	08/01/24	--	4,381,072.29	4,372,188.83	10/01/22
60	416000162	MF	Lansing	MI	Actual/360	4.450%	15,950.72	8,731.50	0.00	N/A	11/01/24	08/01/24	4,301,318.32	4,292,586.82	10/01/22
61	440000433	RT	Visalia	CA	Actual/360	4.590%	14,474.59	10,181.87	0.00	N/A	10/01/24	--	3,784,207.29	3,774,025.42	10/01/22
62	300571167	RT	Tampa	FL	Actual/360	4.660%	14,488.42	7,967.86	0.00	N/A	06/06/24	--	3,730,922.41	3,722,954.55	10/06/22
63	410925705	OF	Ann Arbor	MI	Actual/360	4.350%	13,273.21	8,107.81	0.00	N/A	10/11/24	--	3,661,576.08	3,653,468.27	10/11/22

© 2021 Computershare. All rights reserved. Confidential.																Page 16 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
64	302800064	SS	Colorado Springs	CO	Actual/360	4.740%	15,167.99	7,028.52	0.00	N/A	10/01/24	--	3,839,997.53	3,832,969.01	10/01/22
66	302800066	IN	Jacksonville	FL	Actual/360	4.750%	14,094.24	7,423.71	0.00	N/A	11/05/24	--	3,560,650.07	3,553,226.36	10/05/22
67	410925032	SS	Santa Fe Springs	CA	Actual/360	4.470%	11,571.48	10,039.63	0.00	N/A	09/11/24	--	3,106,436.66	3,096,397.03	10/11/22
68	300571180	MF	Grand Prairie	TX	Actual/360	4.590%	12,996.16	6,359.21	0.00	N/A	07/06/24	--	3,397,688.61	3,391,329.40	10/06/22
69	300571177	SS	Fairfield	CA	Actual/360	4.590%	12,893.01	6,308.75	0.00	N/A	10/06/24	--	3,370,722.53	3,364,413.78	10/06/22
70	310924014	SS	Various	Various	Actual/360	4.740%	14,070.49	5,364.48	0.00	N/A	10/11/24	--	3,562,148.74	3,556,784.26	10/11/22
72	410925475	SS	Hollister	CA	Actual/360	4.150%	9,676.61	6,364.80	0.00	N/A	10/11/24	07/11/24	2,798,055.68	2,791,690.88	10/11/22
74	300571166	MF	Chillicothe	OH	Actual/360	5.020%	11,226.42	5,452.96	0.00	N/A	06/06/24	--	2,683,605.49	2,678,152.53	10/06/22
75	780925678	RT	Austin	TX	Actual/360	4.700%	9,948.58	4,677.01	0.00	N/A	10/11/24	--	2,540,063.92	2,535,386.91	09/11/22
76	302800076	MH	Arlington	TX	Actual/360	5.090%	10,104.64	4,736.37	0.00	N/A	11/01/24	--	2,382,233.29	2,377,496.92	10/01/22
77	300571182	MF	Haltom City	TX	Actual/360	4.720%	9,478.78	4,400.96	0.00	N/A	11/06/24	--	2,409,858.90	2,405,457.94	10/06/22
79	300571164	SS	Saratoga Springs	NY	Actual/360	4.830%	7,975.24	4,133.81	0.00	N/A	06/06/24	--	1,981,425.27	1,977,291.46	10/06/22
80	302800080	SS	Federal Heights	CO	Actual/360	4.840%	7,523.13	3,861.92	0.00	N/A	10/01/24	--	1,865,237.98	1,861,376.06	10/01/22
81	790925050	IN	Eagan	MN	Actual/360	4.740%	7,246.75	3,851.50	0.00	N/A	10/11/24	--	1,834,621.27	1,830,769.77	10/11/22
82	300571165	SS	Tucson	AZ	Actual/360	5.030%	7,593.15	3,193.45	0.00	N/A	09/06/24	--	1,811,488.00	1,808,294.55	10/06/22
84	410925112	RT	Roswell	NM	Actual/360	4.350%	5,717.22	3,492.30	0.00	N/A	10/11/24	--	1,577,163.11	1,573,670.81	10/11/22
85	410925733	SS	Midland	TX	Actual/360	4.230%	4,475.20	4,174.70	0.00	N/A	10/11/24	--	1,269,561.00	1,265,386.30	10/11/22
Totals							3,074,969.43	993,184.54	0.00				835,535,899.57	834,542,715.03
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 17 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	35,891,421.31	18,469,537.52	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	23,960,277.69	13,075,376.55	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
4	8,784,601.00	4,691,291.72	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
5	3,402,336.40	3,859,784.31	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
6	3,146,670.64	1,491,753.60	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
8	2,372,876.00	1,341,707.30	01/01/22	06/30/22	--	0.00	49,231.00	0.00	0.00	0.00	0.00
10	5,052,902.64	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	3,609,849.68	2,381,567.41	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	43,176.52	01/01/22	03/31/22	06/13/22	905,519.88	0.00	102,091.47	102,091.47	0.00	0.00
13	689,402.99	184,391.05	01/01/22	03/31/22	06/13/22	1,088,170.85	276,440.61	100,804.82	1,378,339.18	0.00	0.00
14	2,815,935.00	1,334,540.37	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,359,883.38	2,053,188.38	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,542,165.00	760,811.40	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,859,309.28	903,530.78	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,702,890.00	762,697.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,595,199.00	1,008,241.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
21	2,665,408.68	1,523,107.22	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
23	1,182,971.00	532,107.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
24	566,581.00	234,379.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,735,212.24	2,875,337.12	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,175,251.95	548,928.97	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
30	0.00	568,515.74	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
33	981,769.88	453,142.40	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	855,364.20	424,536.14	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1,065,948.00	661,424.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1,147,531.56	602,117.40	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	5,547.40	0.00
38	(22,534.00)	34,869.46	01/01/22	03/31/22	--	0.00	0.00	46,577.95	46,577.95	0.00	0.00
39	0.00	(120,642.15)	01/01/22	03/31/22	06/13/22	2,743,917.43	173,609.05	31,959.20	931,840.37	629,634.73	0.00
40	565,730.61	317,010.60	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
42	1,991,901.00	1,671,501.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
44	111,836.90	50,339.93	01/01/22	06/30/22	--	0.00	0.00	33,574.06	33,574.06	0.00	0.00
45	752,130.64	415,006.56	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
46	613,805.16	201,065.64	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
47	329,795.64	224,907.54	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
48	836,449.20	183,772.50	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
49	0.00	1,236,998.02	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
50	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
51	681,940.49	337,597.63	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
53	638,488.00	372,140.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
54	1,347,394.92	317,819.38	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
55	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
56	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
58	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
60	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
61	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
62	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
63	982,097.87	455,841.50	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
64	771,794.23	667,739.59	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
66	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
67	752,206.70	408,069.78	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
68	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
69	756,010.71	398,742.48	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
70	487,562.41	200,897.01	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
72	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
74	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
75	206,318.96	136,890.23	01/01/22	06/30/22	--	0.00	0.00	14,519.76	14,519.76	0.00	0.00
76	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
77	342,254.70	181,027.19	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
79	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
80	267,587.48	235,519.08	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
81	357,799.80	162,912.71	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
82	562,865.52	323,025.64	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
84	287,100.00	143,550.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
85	212,308.93	129,244.13	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	122,994,604.39	69,471,035.35				4,737,608.16	499,280.66	329,527.26	2,506,942.79	635,182.13	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 20 of 31

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 21 of 31

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/17/22	0	0.00	0	0.00	2	25,883,327.22	1	7,609,671.66	0	0.00	0	0.00	0	0.00	0	0.00	4.416093%	4.368332%	24
09/16/22	0	0.00	0	0.00	2	25,926,810.66	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.416283%	4.368510%	25
08/17/22	0	0.00	0	0.00	2	25,966,632.78	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.416458%	4.368674%	26
07/15/22	1	6,759,577.71	0	0.00	2	26,006,289.34	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.416632%	4.368836%	27
06/17/22	0	0.00	0	0.00	2	26,049,277.95	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.416819%	4.369011%	28
05/17/22	0	0.00	0	0.00	2	26,088,590.88	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.416990%	4.369171%	29
04/18/22	0	0.00	0	0.00	2	26,131,248.29	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.417175%	4.369344%	30
03/17/22	0	0.00	0	0.00	2	26,170,220.40	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.417344%	4.369502%	31
02/17/22	0	0.00	0	0.00	2	26,219,589.80	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.417555%	4.369700%	32
01/18/22	1	19,298,798.71	0	0.00	2	26,258,194.56	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.417721%	4.369856%	33
12/17/21	0	0.00	0	0.00	2	26,296,638.82	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.417887%	4.370011%	34
11/18/21	0	0.00	0	0.00	2	26,338,458.97	0	0.00	1	0.00	1	19,353,210.06	0	0.00	1	4,147,615.94	4.418066%	4.370178%	35
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 22 of 31

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
12	300571172	09/06/22	0	B	102,091.47	102,091.47	1,757.58	19,074,337.99	05/08/20	9
13	300571178	07/06/21	14	6	100,804.82	1,378,339.18	53,528.43	18,696,306.83	04/24/20	2
38	410922581	09/11/22	0	A	46,577.95	46,577.95	3,304.35	6,718,505.15	04/25/19	13
39	300571173	08/06/20	25	6	31,959.20	931,840.37	682,789.13	7,928,958.79	07/14/20	2		03/30/22
44	540924932	09/11/22	0	A	33,574.06	33,574.06	0.00	5,678,285.20
75	780925678	09/11/22	0	A	14,519.76	14,519.76	0.00	2,540,063.92
Totals					329,527.26	2,506,942.79	741,379.49	60,636,457.88
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 23 of 31

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		611,687,619	604,077,947		0	7,609,672
25 - 36 Months		168,873,930	150,600,274	18,273,656		0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		53,981,166	53,981,166		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-22	834,542,715	808,659,388	0	0	18,273,656	7,609,672
Sep-22	835,535,900	809,609,089	0	0	25,926,811	0
Aug-22	836,460,140	810,493,507	0	0	25,966,633	0
Jul-22	837,380,753	804,614,886	6,759,578	0	26,006,289	0
Jun-22	838,363,159	812,313,881	0	0	26,049,278	0
May-22	839,276,305	813,187,714	0	0	26,088,591	0
Apr-22	840,251,511	814,120,263	0	0	26,131,248	0
Mar-22	841,157,246	814,987,026	0	0	26,170,220	0
Feb-22	842,257,119	816,037,529	0	0	26,219,590	0
Jan-22	843,154,981	797,597,988	19,298,799	0	26,258,195	0
Dec-21	844,049,321	817,752,682	0	0	26,296,639	0
Nov-21	845,006,397	818,667,938	0	0	26,338,459	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 24 of 31

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
12	300571172	19,044,887.95	19,074,337.99	18,750,000.00	04/06/22	(186.73)	(0.00060)	03/31/22	10/06/24	264
13	300571178	18,273,655.56	18,696,306.83	20,600,000.00	02/21/22	159,956.30	0.50450	03/31/22	11/06/24	264
38	410922581	6,697,009.61	6,718,505.15	12,000,000.00	06/18/14	19,944.46	0.14230	03/31/22	10/11/24	203
39	300571173	7,609,671.66	7,928,958.79	7,250,000.00	05/10/22	(128,317.15)	(1.00290)	03/31/22	10/06/24	264
Totals		51,625,224.78	52,418,108.76	58,600,000.00		51,396.88

© 2021 Computershare. All rights reserved. Confidential.										Page 25 of 31

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
12	300571172	RT	NJ	05/08/20	9

The Loan transferred due to Payment Default. A DPO agreement has been executed. The Loan remains current as of 5/5/2022. The Loan is expected to return to the Master Servicer upon completion of tenant improvement work anticipated by

October 2022.

13	300571178	RT	FL	04/24/20	2

The loan transferred due to Imminent Monetary Default. The Borrower requested debt relief due to issues with collateral arising from COVID-19. Pending receipt of Borrower's updated proposal for relief. The special servicer will proceed with enforcement o f lender's rights concurrently with engaging any potential settlement.

38	410922581	RT	LA	04/25/19	13

Settlement agreement closed related to equity transfers. Stein Mart filed for chapter 11 bankruptcy and vacated the space in October 2020. The Special Servicer has conditionally approved a short term lease in favor of Dick's Sporting Goods.

Dick's is now going month-to-month. Property Management Change was approved in Jun 2022. Special Servicer is collecting the outstanding items needed to process a Lease Approval Request in favor of Burlington Coat Factory to occupy the space currently being utilized by Dick's Sporting Goods following the expiration of their lease. Special Servicer will continue to monitor the collateral and the loan in order to maintain compliance herewith.

39	300571173	98	IL	07/14/20	2
Special Servicer is pursuing a foreclosure strategy. Loan has been accelerated. A Receiver is in control of both properties.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 26 of 31

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
11	300571171	22,100,000.00	4.17000%	22,100,000.00 4.17000%		10	07/22/21	07/23/21	08/11/21
12	300571172	0.00	4.59000%	0.00	4.59000%	8	10/01/21	09/30/21	--
15	310925419	18,791,790.83	5.25000%	18,791,790.83 5.25000%		10	08/04/20	08/11/20	09/11/20
Totals		40,891,790.83		40,891,790.83
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 27 of 31

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
2	780924458	01/15/21	87,510,601.50	24,100,000.00	18,090,546.65	2,261,631.96	18,090,546.65	15,828,914.69	71,681,686.81	0.00	659,850.27	71,021,836.54	78.04%
43	300571168	10/17/18	7,003,483.90	8,100,000.00	9,050,457.05	789,820.85	9,050,457.05	8,260,636.20	0.00	0.00	(166.18)	166.18	0.00%
52	416000163	11/18/19	5,164,498.31	7,300,000.00	5,272,082.83	107,584.52	5,272,082.83	5,164,498.31	0.00	0.00	0.00	0.00	0.00%
59	300571144	11/18/21	4,158,965.64	4,300,000.00	4,876,779.39	717,813.75	4,876,779.39	4,158,965.64	0.00	0.00	0.00	0.00	0.00%
73	300571163	01/17/20	2,835,423.92	1,800,000.00	1,493,650.10	1,168,998.21	1,493,650.10	324,651.89	2,510,772.03	0.00	123,756.91	2,387,015.12	72.33%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			106,672,973.27	45,600,000.00	38,783,516.02	5,045,849.29	38,783,516.02	33,737,666.73	74,192,458.84	0.00	783,441.00	73,409,017.84

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 28 of 31

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	02/18/21	0.00	5,946.03	0.00	0.00	0.00	0.00	0.00	0.00	0.00
2	780924458	09/17/21	0.00	0.00	71,021,836.54	0.00	0.00	(659,850.27)	0.00	0.00	71,021,836.54
		01/15/21	0.00	0.00	71,681,686.81	0.00	0.00	71,681,686.81	0.00	0.00
43	300571168	07/16/21	0.00	0.00	166.18	0.00	0.00	166.18	0.00	0.00	166.18
		10/17/18	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
52	416000163	11/18/19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
59	300571144	11/18/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
73	300571163	07/16/21	0.00	0.00	2,387,015.12	0.00	0.00	388.78	0.00	0.00	2,072,186.01
		03/17/21	0.00	0.00	2,386,626.34	0.00	0.00	808.00	0.00	0.00
		05/15/20	0.00	0.00	2,385,818.34	0.00	0.00	(124,953.69)	0.00	0.00
		01/17/20	0.00	0.00	2,510,772.03	0.00	0.00	2,510,772.03	0.00	(314,829.11)
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	5,946.03	73,409,017.84	0.00	0.00	73,409,017.84	0.00	(314,829.11)	73,094,188.73

© 2021 Computershare. All rights reserved. Confidential.											Page 29 of 31

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
8	0.00	0.00	0.00	0.00	1,327.11	0.00	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	0.00	0.00	767.98	0.00	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	3,973.82	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	3,813.30	0.00	0.00	4,470.57	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	0.00	0.00	437.78	0.00	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	0.00	1,399.69	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	1,588.12	0.00	0.00	10,518.35	0.00	0.00	0.00	0.00	0.00	0.00
49	0.00	0.00	0.00	0.00	320.69	0.00	0.00	0.00	0.00	0.00	0.00	0.00
51	0.00	0.00	0.00	0.00	309.83	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	10,774.93	0.00	3,163.39	14,988.92	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		28,927.24

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Supplemental Notes
None

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